UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

SPROTT FOCUS TRUST, INC.

(Exact name of registrant as specified in charter)

Royal Bank Plaza, South Tower

200 Bay Street, Suite 2600

Toronto, Ontario, Canada M5J 2J1

(Address of principal executive offices)

The Prentice-Hall Corporation System, MA

7 St. Paul Street, Suite 820

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (416) 943-6388

Date of fiscal year end: December 31, 2017

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1. Schedule of Investments. – The schedule of investments for the period ended March 31, 2018, is filed herewith

Sprott Focus Trust	March 31, 2018 (unaudited)

Schedule of Investments
Common Stocks - 93.8%
	SHARES	VALUE
CONSUMER DISCRETIONARY - 13.6%
AUTO COMPONENTS - 4.4%
Gentex Corp.	420,000	$9,668,400

AUTOMOBILES - 2.6%
Thor Industries, Inc.	50,000	5,758,500

HOUSEHOLD DURABLES - 1.1%
Garmin Ltd.	40,000	2,357,200

SPECIALTY RETAIL - 5.5%
Buckle, Inc. (The)[1]	240,000	5,316,000
GameStop Corp. Cl. A1	230,000	2,902,600
Williams-Sonoma, Inc.[1]	75,000	3,957,000

		12,175,600

Total (Cost $26,129,900)		29,959,700

CONSUMER STAPLES - 9.7%
FOOD PRODUCTS - 9.7%
Cal-Maine Foods, Inc.[2]	200,000	8,740,000
Industrias Bachoco SAB de CV ADR[1]	70,000	4,336,500
Sanderson Farms, Inc.[1]	70,000	8,331,400

		21,407,900

Total (Cost $14,552,733)		21,407,900

ENERGY - 11.6%
ENERGY EQUIPMENT & SERVICES - 8.6%
CARBO Ceramics, Inc.[1,2]	135,000	978,750
Helmerich & Payne, Inc.[1]	125,000	8,320,000
Pason Systems Inc.	530,000	7,096,286
TGS Nopec Geophysical Co. ASA	100,000	2,439,690

		18,834,726

OIL, GAS & CONSUMABLE FUELS - 3.0%
Birchcliff Energy Ltd.[1]	500,000	1,447,588
Exxon Mobil Corp.	70,000	5,222,700

		6,670,288

Total (Cost $24,079,537)		25,505,014

FINANCIALS - 13.7%
CAPITAL MARKETS - 12.3%
Artisan Partners Asset Management, Inc. Cl. A	150,000	4,995,000
Ashmore Group plc	900,000	4,813,633
Federated Investors, Inc. Cl. B1	180,000	6,012,000
Franklin Resources, Inc.	235,000	8,149,800
Value Partners Group Ltd.	3,300,000	3,115,453

		27,085,886

DIVERSIFIED FINANCIAL SERVICES - 1.4%
Berkshire Hathaway, Inc. Cl. B2	15,000	2,992,200

Total (Cost $25,981,415)		30,078,086

HEALTH CARE - 1.2%
BIOTECHNOLOGY - 1.2%
Amgen, Inc.	15,000	2,557,200

Total (Cost $2,404,201)		2,557,200

Sprott Focus Trust	March 31, 2018 (unaudited)

INDUSTRIALS - 2.2%
MARINE - 2.2%
Clarkson plc	115,000	$4,876,237

Total (Cost $3,450,771)		4,876,237

INFORMATION TECHNOLOGY - 18.6%
COMPUTERS & PERIPHERALS - 9.1%
Apple Inc.	61,500	10,318,470
Western Digital Corp.	105,000	9,688,350

		20,006,820

IT SERVICES - 2.9%
Syntel, Inc.[2]	250,000	6,382,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
Cirrus Logic, Inc.[2]	160,000	6,500,800
Lam Research Corp.	40,000	8,126,400

		14,627,200

Total (Cost $24,914,732)		41,016,520

MATERIALS - 14.8%
CHEMICALS - 1.0%
Westlake Chemical Corp.	20,000	2,223,000

METALS & MINING - 13.8%
Agnico Eagle Mines Ltd.	80,000	3,365,600
Fortuna Silver Mines, Inc.[1,2]	480,000	2,500,800
Franco-Nevada Corp.	40,000	2,735,600
Fresnillo plc	195,000	3,473,846
Hochschild Mining plc	1,000,000	2,797,993
Major Drilling Group International, Inc.[2]	400,000	2,067,761
Osisko Mining, Inc.[1,2]	300,000	593,783
Pan American Silver Corp.	200,000	3,230,000
Pretium Resources, Inc.[1,2]	300,000	1,998,000
Randgold Resources Ltd. ADR[1]	55,000	4,578,200
Seabridge Gold, Inc.[1,2]	275,000	2,970,000

		30,311,583

Total (Cost $27,112,231)		32,534,583

REAL ESTATE - 8.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.4%
FRP Holdings, Inc.[2]	100,000	5,600,000
Kennedy-Wilson Holdings, Inc.[1]	540,000	9,396,000
Marcus & Millichap, Inc.[2]	100,000	3,606,000

		18,602,000

Total (Cost $14,526,777)		18,602,000

TOTAL COMMON STOCKS (Cost $163,152,297)		206,537,240

Miscellaneous - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Ferroglobe Representation & Warranty Insurance Trust[2]	400,000	0
Total (Cost $0)		0

TOTAL MISCELLANEOUS (Cost $0)		0

Sprott Focus Trust	March 31, 2018 (unaudited)

REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corporation, 0.28% dated 3/29/18, due 4/2/18, maturity value $12,947,403 (collateralized by obligations of a U.S. Treasury Bond, 2.500% due 8/15/23, valued at $13,209,230)		$12,947,000

Total (Cost $12,947,000)		12,947,000

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio[3]	12,872,910	12,872,910

Total (Cost $12,872,910)		12,872,910

TOTAL INVESTMENTS - 105.5% (Cost $188,972,207)		232,357,150

LIABILITIES LESS CASH AND OTHER ASSETS - (5.5)%		(12,095,372)

NET ASSETS - 100.0%		$220,261,778

[1]	Security (or a portion of the security) is on loan. As of March 31, 2018, the market value of securities loaned was $26,821,795. The loaned securities were secured with cash collateral of $12,872,910 and non-cash collateral with a value of $14,597,757. The non-cash collateral received consists of equity securities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
[2]	Non-Income producing.
[3]	Represents an investment of securities lending cash collateral.

Sprott Focus Trust

March 31, 2018 (unaudited)

Valuation of Investments:

Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at their net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements).

Level 3 – significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of March 31, 2018 based on the inputs used to value them. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3		Total
Common Stocks	$185,020,388	$21,516,852	$—		$206,537,240
Miscellaneous	—	—	—	*	—
Cash Equivalents	—	12,947,000	—		12,947,000
Securities Lending Collateral	12,872,910	—	—		12,872,910

*	Includes investment determined to have no value at March 31, 2018 in accordance with procedures approved by the Board of Directors.

On March 31, 2018, foreign common stocks in the Fund were valued at the last reported sale price or official closing price as the Fund’s fair value pricing procedures did not require the use of the independent statistical fair value pricing service. There were no transfers between levels for investments held at the end of the period.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The maturity associated with these securities is considered continuous.

Sprott Focus Trust

March 31, 2018 (unaudited)

Lending of Portfolio Securities:

The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. The Fund receives collateral in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day – cash collateral may be invested by the lending agent in short-term instruments. As of March 31, 2018, the cash collateral received by the Fund was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Government Money Market Fund are for the same or similar services as fees paid by the Fund, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Schedule of Investments. The Fund could experience a delay in recovering its securities, a possible loss of income or value and record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. These loans involve the risk of delay in receiving additional collateral in the event that the collateral decreases below the value of the securities loaned and the risks of the loss of rights in the collateral should the borrower of the securities experience financial difficulties.

As of March 31, 2018, the Fund had the following outstanding loans of securities to certain approved brokers for which the Fund received the collateral indicated:

Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non Cash Collateral	Total Collateral
$26,821,795	$12,872,910	$14,597,757	$27,470,667

Tax Information:

The cost of total investments for Federal income tax purposes was $188,972,207. At March 31, 2018, net unrealized appreciation for all securities was $43,384,943, consisting of aggregate gross unrealized appreciation of $48,350,396 and aggregate gross unrealized depreciation of $(4,965,453).

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Sprott Asset Management’s website www.sprott.com and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FOCUS TRUST, INC.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich
President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SPROTT FOCUS TRUST, INC.		SPROTT FOCUS TRUST, INC.

By:	/s/ Thomas W. Ulrich	By:	/s/ Varinder Bhathal
	Thomas W. Ulrich		Varinder Bhathal
	President		Treasurer
	(Principal Executive Officer)		(Principal Financial Officer)

Date: May 25, 2018	Date: May 25, 2018